Schedule of Changes in Provisions for Onerous Contracts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Less current portion	$ 85	$ 92
Cetrotide(R) Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	371
Utilization of provisions	(25)
Change in the provisions	20
Impact of foreign exchange rate changes	(16)
Ending balance	350
Less current portion	85
Non-current portion	$ 265